GENERAL 1 (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	35 Months Ended	1 Months Ended	12 Months Ended
	Jul. 15, 2014 vessel	Mar. 31, 2013 capital_lease	Dec. 31, 2014 tanker_size T	Jan. 31, 2004 entity vessel	Mar. 31, 2007	Feb. 28, 2008	Dec. 31, 2012	Dec. 31, 2011 vessel
Related Party Transaction [Line Items]
Number of vessels disposed of		1
Number of tanker sizes			2
Lower range of VLCC tanker size (in dry weight tonnage)			200,000
Upper range of VLCC tanker size ((in dry weight tonnage)			320,000
Lower range of Suezmax tanker size (in dry weight tonnage)			120,000
Upper range of Suezmax tanker size (in dry weight tonnage)			170,000
Number of vessels the gross charter payment commitment was reduced (in number of vessels)								32
Number of vessels owned through ITCL	4
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessel-owning entities sold to Ship Finance (in entities)				46
Number of vessels owned by each vessel-owning entity (in vessels)				1
Number of entities owning an option to acquire a VLCC (in entities)				1
Number of shares retained in Ship Finance retained after distribution to shareholders (in shares)					73,383
Percent of total shares retained (in hundredths)					0.01%
Independent Tankers Corporation Limited [Member]
Related Party Transaction [Line Items]
Percentage of subsidiary's or equity investee's stock owned by parent company sold in transaction (in hundredths)						17.53%
Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)								15
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								5
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)								1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								4
Loss on sale of special purpose companies							$ (307.0)